Business And Organization, Basis Of Presentation And Summary Of Significant Policies (Narrative) (Detail)	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Royalties And License Fees [Member]	Mar. 31, 2012 Building And Structures [Member] Year	Mar. 31, 2012 Tools, Furniture And Fixtures [Member] Year	Mar. 31, 2012 Equipment Year	Mar. 31, 2012 Software For Internal Use [Member] Year	Mar. 31, 2012 Minimum [Member]	Mar. 31, 2012 Maximum [Member]
Property, Plant and Equipment [Line Items]
Value of $1 USD in yen		¥ 82.19
Cash and cash equivalents maturity period (in months)	3 months	3 months
Voting interest for investment in affiliate	20.40%	20.40%	20.40%	20.40%						20.00%	50.00%
Estimated useful life of property and equipment, minimum (in years)						10	2	3	2
Estimated useful life of property and equipment, maximum (in years)						50	20	25	5
Percentage of benefits from tax positions realized upon settlements	50.00%	50.00%
Membership fee revenue, deferral period (in months)	1 month	1 month
Package software, service period (in months)			6 months
Right to receive disposal services of machinery, exercisable period (in years)										5 years	7 years
Research and development expenses	29,736,000	2,444,000,000	2,163,000,000	2,964,000,000
Intangible assets useful life, minimum (in months)					4 months
Intangible assets useful life, maximum (in months)					12 months
Prepaid royalties	3,735,000	307,000,000	887,000,000
Shipping and handling expenses	31,561,000	2,594,000,000	2,692,000,000	2,185,000,000
Advertising expenses	$ 109,709,000	¥ 9,017,000,000	¥ 8,947,000,000	¥ 9,880,000,000